PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .4%
Communication Services : 12 .3%
818,078
(1)
Alphabet, Inc. - Class A
$ 123,472,513
2 .8
530,130  Meta Platforms, Inc.
- Class A
257,420,525
5 .7
147,585
(1)
Netflix, Inc.
89,632,798
2 .0
914,914
(1)
ROBLOX Corp. - Class
A
34,931,417
0 .8
499,082
(1)
Trade Desk, Inc.
- Class A
43,629,748
1 .0
549,087,001
12 .3
Consumer Discretionary : 13 .6%
1,889,773
(1)
Amazon.com, Inc.
340,877,254
7 .6
18,595
Booking Holdings, Inc.
67,460,428
1 .5
13,962
(1)
Chipotle Mexican Grill,
Inc.
40,584,323
0 .9
912,354  Las Vegas Sands
Corp.
47,168,702
1 .1
99,731
(1)
Lululemon Athletica,
Inc.
38,959,915
0 .9
333,058
Ross Stores, Inc.
48,879,592
1 .1
136,223
(1)
Tesla, Inc.
23,946,641
0 .5
607,876,855
13 .6
Consumer Staples : 3 .7%
250,599  Constellation Brands,
Inc. - Class A
68,102,784
1 .6
634,903
McCormick & Co., Inc.
48,766,900
1 .1
650,281  Mondelez International,
Inc. - Class A
45,519,670
1 .0
162,389,354
3 .7
Financials : 2 .4%
348,739  Apollo Global
Management, Inc.
39,215,701
0 .9
103,791  LPL Financial
Holdings, Inc.
27,421,582
0 .6
384,475  Tradeweb Markets,
Inc. - Class A
40,050,761
0 .9
106,688,044
2 .4
Health Care : 13 .0%
653,838
(1)
Boston Scientific Corp.
44,781,365
1 .0
143,733
Elevance Health, Inc.
74,531,310
1 .7
199,973
Eli Lilly & Co.
155,570,995
3 .5
119,257
HCA Healthcare, Inc.
39,775,787
0 .9
161,001
(1)
Intuitive Surgical, Inc.
64,253,889
1 .4
212,081
(1)
Repligen Corp.
39,005,937
0 .9
111,207
Stryker Corp.
39,797,649
0 .9
111,690  Thermo Fisher
Scientific, Inc.
64,915,345
1 .4
141,416
(1)
Vertex
Pharmaceuticals, Inc.
59,113,302
1 .3
581,745,579
13 .0
Industrials : 5 .9%
244,815  Booz Allen Hamilton
Holding Corp.
36,340,339
0 .8
759,663
(1)
Copart, Inc.
43,999,681
1 .0
498,016
Ingersoll Rand, Inc.
47,286,619
1 .1
89,372
Parker-Hannifin Corp.
49,672,064
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
125,966  Rockwell Automation,
Inc.
$ 36,697,675
0 .8
41,514
TransDigm Group, Inc.
51,128,642
1 .1
265,125,020
5 .9
Information Technology : 46 .5%
150,310
(1)
Adobe, Inc.
75,846,426
1 .7
381,224
(1)
Advanced Micro
Devices, Inc.
68,807,120
1 .5
1,608,045
Apple, Inc.
275,747,557
6 .2
34,962
ASML Holding NV
33,929,572
0 .8
51,088
Broadcom, Inc.
67,712,546
1 .5
147,882
(1)
Crowdstrike Holdings,
Inc. - Class A
47,409,490
1 .1
209,253
(1)
Datadog, Inc. - Class A
25,863,671
0 .6
263,979  Marvell Technology,
Inc.
18,710,832
0 .4
643,097  Micron Technology,
Inc.
75,814,705
1 .7
1,406,028
Microsoft Corp.
591,544,100
13 .2
89,963
(1)
MongoDB, Inc.
32,264,330
0 .7
445,524
NVIDIA Corp.
402,557,665
9 .0
137,146
(1)
Palo Alto Networks,
Inc.
38,967,293
0 .9
172,583
Salesforce, Inc.
51,978,548
1 .2
64,770
(1)
ServiceNow, Inc.
49,380,648
1 .1
614,537
Visa, Inc. - Class A
171,504,986
3 .8
177,345
(1)
Workday, Inc. - Class A
48,370,849
1 .1
2,076,410,338
46 .5
Materials : 1 .1%
144,465
Sherwin-Williams Co.
50,177,028
1 .1
Utilities : 0 .9%
617,616
NextEra Energy, Inc.
39,471,839
0 .9
Total Common Stock
(Cost $3,188,438,972)
4,438,971,058
99 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .8%
Mutual Funds : 0 .8%
37,074,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $37,074,000) $ 37,074,000 0 .8
Total Short-Term
Investments
(Cost $37,074,000)
$ 37,074,000
0 .8
Total Investments in
Securities
(Cost $3,225,512,972) $ 4,476,045,058 100 .2
Liabilities in Excess
of Other Assets (8,688,373) (0.2)
Net Assets $ 4,467,356,685 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Large Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 4,438,971,058 $ — $ — $ 4,438,971,058
Short-Term Investments 37,074,000 — — 37,074,000
Total Investments, at fair value $ 4,476,045,058 $ — $ — $ 4,476,045,058
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,274,336,074
Gross Unrealized Depreciation (23,803,988)
Net Unrealized Appreciation $ 1,250,532,086